EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per shar
	2018	2017
Income (loss) attributable to equity owners	$(10,063)	$1,290
Weighted average number of shares (000's)	168,888	167,966
Earnings (loss) per share ‒ basic	$(0.06)	$0.01

	2018	2017
Adjusted income (loss) attributable to equity owners	$(10,063)	$1,290

Weighted average number of shares (000's)	168,888	167,966
Incremental shares from options	–	3,066
Incremental shares from warrants	–	–
Incremental shares from RSUs and DSUs	–	275
Weighted average diluted number of shares (000's)	168,888	171,307

Earnings (loss) per share ‒ diluted	$(0.06)	$0.01